SUPPLEMENT Dated February 8, 2010
To The Prospectuses Dated May 1, 2009 For

ING GoldenSelect Access	ING GoldenSelect Landmark
ING GoldenSelect ESII	ING Architect

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions please call our
Customer Service Center at 1-800-366-0066.

Beginning on March 15, 2010, contracts, and the optional riders through which some benefits are offered
(for an additional charge), will no longer be available for purchase. Accordingly, the ING LifePay Plus and ING Joint LifePay Plus riders will not be available for purchase by owners of existing contracts.
These changes will have no impact on our obligations to you and the guarantees under your existing contract.

155195 – ING USA	02/2010

SUPPLEMENT Dated February 8, 2010
To The Prospectus Dated May 1, 2009 For

ING GoldenSelect Opportunities

And to the Prospectuses Dated April 28, 2008 For

ING GoldenSelect Generations
ING GoldenSelect Legends

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions please call our
Customer Service Center at 1-800-366-0066.

Beginning on March 15, 2010, the ING LifePay Plus and ING Joint LifePay Plus riders will not be available for purchase by owners of existing contracts. This change will have no impact on our obligations to you and the guarantees under your existing contract.

155251 – ING USA	02/2010

SUPPLEMENT Dated February 8, 2010
To The Prospectuses Dated August 21, 2006 For

Wells Fargo ING Landmark
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions please call our
Customer Service Center at 1-800-366-0066.

Beginning on March 15, 2010, the ING LifePay and ING Joint LifePay riders will not be available for purchase by owners of existing contracts. This change will have no impact on our obligations to you and the guarantees under your existing contract.

155239 – ING USA	02/2010